Note 15 - Income Tax (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2023	2022

Income tax expense using combined statutory rate of 26.5% (2022 - 26.5%)	$53,884	$51,405
Permanent differences	2,075	584
Adjustments to tax liabilities for prior periods	111	230
Non-deductible stock-based compensation	5,667	4,782
Foreign, state and provincial tax rate differential	(5,420)	(8,043)
Other taxes	-	16
Provision for income taxes as reported	$56,317	$48,974

Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
	2023	2022

Canada	$34,600	$32,125
United States	168,738	161,856
Total	$203,338	$193,981

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2023	2022

Current
Canada	$9,494	$8,401
United States	64,267	32,585
	73,761	40,986

Deferred
Canada	375	431
United States	(17,819)	7,557
	(17,444)	7,988

Total	$56,317	$48,974

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2023	2022

Deferred income tax assets
Loss carry-forwards	$4,943	$2,251
Expenses not currently deductible	37,225	31,353
Allowance for credit losses	8,125	4,779
Inventory and other reserves	1,836	3,357
	52,129	41,740

Deferred income tax liabilities
Depreciation and amortization	97,896	86,175
Basis differences of partnerships and other entities	1,919	2,053
Prepaid and other expenses deducted for tax purposes	2,186	1,896
	102,001	90,124

Net deferred income tax asset (liability) before valuation allowance	(49,872)	(48,384)
Valuation allowance	1,400	1,017

Net deferred income tax asset (liability)	$(51,272)	$(49,401)

Summary of Operating Loss Carryforwards [Table Text Block]
	Loss carry forward		Gross losses not recognized		Net
	2023	2022	2023	2022	2023	2022

Canada	$2,048	$2,336	$-	$-	$2,048	$2,336
United States	53,295	24,102	20,360	18,324	32,935	5,778